Finance income, finance costs and revaluation of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Finance Income, Finance Costs and Revaluation of Financial Instruments

Finance income includes:

	2018 £m	2017 £m	2016 £m
Income from equity investments	15.4	16.8	12.5
Interest income	89.4	78.4	67.9
	104.8	95.2	80.4

Finance costs include:

	2018 £m	2017 £m	2016 £m
Net interest expense on pension plans (note 22)	4.4	6.3	6.7
Interest on other long-term employee benefits	4.0	3.9	2.7
Interest expense and similar charges[1]	280.9	259.6	245.1
	289.3	269.8	254.5

Revaluation of financial instruments include:

	2018 £m	2017 £m	2016 £m
Movements in fair value of treasury instruments	(12.4)	1.1	(19.5)
Revaluation of investments held at fair value through profit or loss	68.2	–	–
Revaluation of put options over non-controlling interests	34.5	52.5	(17.2)
Revaluation of payments due to vendors (earnout agreements)	82.6	208.6	(11.6)
	172.9	262.2	(48.3)

Note

[1]	Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.